Leases - Summary of supplemental information related to operating leases (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Leases [Abstract]
Operating lease right-of-use assets, net	¥ 118,104	$ 18,533	¥ 105,865
Operating lease liabilities - current	46,688		29,982
Operating lease liabilities - non-current	73,070	$ 11,466	79,748
Total operating lease liabilities	¥ 119,758		¥ 109,730
Weighted average remaining lease term	3 years 7 months 6 days	3 years 7 months 6 days	4 years 4 months 24 days
Weighted average discount rate	3.99%	3.99%	4.10%
Operating Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Liabilities, Current	Liabilities, Current	Liabilities, Current